Inventories	12 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
Inventories
4. Inventories
The components of inventories consist of the following (in millions):

	June 30, 2021	June 30, 2020
Raw materials	$50.9	$40.6
Work in progress	26.8	16.1
Finished goods	35.5	33.5

	$113.2	$90.2